Exhibit 99.1

KPMG LLP	Tel +44 (0) 113 231 3916
Financial Services	Fax +44 (0) 113 231 3200
1 Sovereign Square
Sovereign Street
Leeds LS1 4DA
United Kingdom

Private & confidential

The Directors

Scorpio (European Loan Conduit No.34)

DAC

28 Fitzwilliam Place

Dublin 2, Ireland

(the “Issuer”)

Morgan Stanley Principal Funding, Inc

1290 Avenue Of The Americas

New York 10104

(the “Loan Seller”)

Morgan Stanley & Co. International plc

25 Cabot Square

London E14 4QA

(the “Arranger” and the “Lead Manager”)

Morgan Stanley Bank, N.A.

One Utah Centre

201 South Main Street

Salt Lake City

Utah 84111

(the “Original Senior Lender and VRR Lender”)

Your ref Project United Our ref JM/CC1474

14 May 2019

Dear All

Engagement to perform agreed upon procedures in relation to the proposed commercial mortgage backed securitisation and the underlying portfolio of leases

In accordance with engagement terms which have been agreed between us, we have performed certain agreed upon procedures in relation to the proposed securitisation of the portfolio of assets described above and this letter reports on our performance of those agreed upon procedures (the “Data AUP Letter”). This Data AUP Letter is confidential and agreed disclosure restrictions apply.

We will not accept any responsibility to any other party to whom our Data AUP Letter is shown or into whose hands it may come.

KPMG LLP, a UK limited liability partnership and a member firm of the KPMG network of independent member firms affiliated with KPMG International Cooperative (“KPMG International”), a Swiss entity.

Registered in England No OC301540

Registered office: 15 Canada Square, London, E14 5GL

For full details of our professional regulation please refer to

‘Regulatory information’ under ‘About’ at www.kpmg.com/uk

KPMG LLP Engagement to perform agreed upon procedures in relation to the proposed commercial mortgage backed securitisation and the underlying portfolio of leases 14 May 2019

It is your responsibility to determine the sufficiency of these procedures for your own purposes. Consequently, we make no representation regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

The procedures performed were not intended to satisfy any criteria for due diligence published by any nationally recognised statistical rating organisation (“NRSRO”). In accordance with the agreed engagement terms, we have performed the procedures identified below.

1    Procedures performed in respect of the commercial leases portfolio

A data file containing details of the portfolio of leases, entitled “United AUP Minitape_07052019 (2).xlsx” was made available to us by the Arranger on 7 May 2019 (the “Extraction File”). Our work was based on this Extraction File. The Extraction File contained information on 1,132 commercial units, relating to 112 commercial properties, as shown by the records of the Original Senior Lender as at 10 March 2019 (the “Cut-off Date”).

Limited procedures as set out in the work programme (the “Work Programme”) attached as Appendix B in connection with the documentation of a sample of leases drawn from the Extraction File (the “Sample”) were carried out.

The procedures performed were applied based on the methodologies, assumptions and information provided to us by the Loan Seller, without verification or evaluation of such methodologies, assumptions, documents and information by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the methodologies, assumptions or information provided to us by the Loan Seller, (ii) the physical existence of the leases, (iii) the reliability or accuracy of the documents provided to us by the Loan Seller which were used in our procedures, (iv) the adequacy of the disclosures in the Extraction File, (v) as to whether any of the statements expressed therein omit any material facts, or (vi) the enforceability of any contractual provision in the lease documentation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the commercial leases to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such being securitised, (iii) the compliance of the commercial leases with applicable laws and regulations, or (iv) any other factor or characteristic of the commercial leases that would be material to the likelihood that the issuer or the asset-backed security will pay interest and principal in accordance with applicable terms and conditions.

JM/CC1474	2

KPMG LLP Engagement to perform agreed upon procedures in relation to the proposed commercial mortgage backed securitisation and the underlying portfolio of leases 14 May 2019

2  Findings

The detailed findings from the agreed upon procedures are set out in Appendix A.

3  General

This Data AUP Letter may only be relied upon in respect of the matters to which it refers and as of its date. In relying upon this Data AUP Letter, you agree (save as may otherwise have been expressly agreed in writing) that we have no responsibility to, and we will not, perform any work subsequent to the date of this Data AUP Letter nor to consider, monitor, communicate or report the impact of any events or circumstances which may occur or may come to light subsequent to the date of this Data AUP Letter.

This Data AUP Letter is not issued in accordance with the professional standards of the American Institute of Certified Public Accountants or the US Public Company Accounting Oversight Board. We will provide separately an executed Form ABS Due Diligence-15E, Certification of Provider of Third-Party Due Diligence Services for Asset-Backed Securities (“Form ABS Due Diligence-15E”), using the form made available by the US Securities and Exchange Commission (“SEC”), to which this Data AUP Letter will be appended. The executed Form ABS Due Diligence-15E will be provided, without in any way or on any basis affecting or adding to or extending our duties and responsibilities to you or giving rise to any duty or responsibility being accepted or assumed by or imposed on KPMG to any party except you, to facilitate your compliance with SEC Release No. 34-72936, Nationally Recognized Statistical Rating Organizations (the “SEC Release”), pursuant to which you are required to make publicly available the findings and conclusions of any third-party due diligence report obtained. This Data AUP Letter alone is not to be relied on in the United States and we accept no responsibility for any use that you may make of this Data AUP Letter alone in the United States.

The requirement to make publicly available findings and conclusions includes disclosure of the criteria against which loans were evaluated, and how the evaluated loans compared to those criteria, along with the basis for including any loans not meeting those criteria. This is accomplished by including such information, which will include this Data AUP Letter, in Form ABS-15G, Asset-Backed Securitizer Report Pursuant to Section 15G of the Securities Exchange Act of 1934 (“Form ABS 15G”), which is required to be furnished by the Issuer or underwriter to the SEC through the Electronic Data Gathering, Analysis, and Retrieval (“EDGAR”) system.

The Issuer, sponsor or underwriter of an asset–backed securitisation is required to maintain a website (the “Rule 17g-5 website”) pursuant to paragraph (a)(3) of Rule 17g-5 of the US Code of Federal Regulations (17 CFR 240.17g-5). The SEC Release requires any NRSRO producing a credit rating to which “third party due diligence services” relate, to publish with its rating any executed Form ABS Due Diligence-15E containing information about the relevant security or money market instrument that the

JM/CC1474	3

KPMG LLP Engagement to perform agreed upon procedures in relation to the proposed commercial mortgage backed securitisation and the underlying portfolio of leases 14 May 2019

NRSRO receives or obtains through a Rule 17g-5 website. The agreed upon procedures performed by KPMG on which this Data AUP Letter reports amount to “third party due diligence services” as defined in the SEC Release.

To facilitate a relevant NRSRO meeting this publication obligation, we are required to furnish any executed Form ABS Due Diligence-15E to any such NRSRO. As envisaged by the SEC Release, we will do so by providing the prescribed form to the Issuer, sponsor, or underwriter of the securitisation that maintains the Rule 17g-5 website, or to any NRSRO that requests it. In addition, the SEC Release requires that an NRSRO producing a credit rating publicly disclose each prescribed form that was posted to the Rule 17g-5 website. Such information may therefore be posted on the website of any relevant NRSRO.

Any such publicity shall take place, without in any way or on any basis affecting or adding to or extending our duties and responsibilities to you or giving rise to any duty or responsibility being accepted or assumed by or imposed on KPMG to any party except you, to facilitate your compliance with the SEC Release. Accordingly, any party (including rating agencies and investors) obtaining access to this Data AUP Letter as appended to the executed Form ABS Due Diligence-15E or separately is not authorised by KPMG to use or rely upon the Data AUP Letter, any such use or reliance shall take place at the relevant party’s own risk and, to the fullest extent permitted by law, we will have no responsibility and will deny any liability to any such party.

Yours faithfully

KPMG LLP

JM/CC1474	4

KPMG LLP Engagement to perform agreed upon procedures in relation to the proposed commercial mortgage backed securitisation and the underlying portfolio of leases 14 May 2019

Appendix B: Scope of the Services

This scope sets out the following agreed procedures for various data attributes relating to a sample of leases drawn from the portfolio as set out below.

The agreed upon procedures do not constitute an audit or review made in accordance with any generally accepted auditing or review standards and, as such, we express no assurance. We further draw attention to the fact that the scope of our work is limited, in nature and extent, and, as such will not necessarily reveal all errors or irregularities that may exist outside the scope of the Services. Had we been engaged to perform and did perform additional procedures, other matters might come to light that would be reported. We do not make any representation regarding the sufficiency of the procedures for your purposes.

Our agreed upon procedures are performed having regard to International Standard on Related Services 4400, published by the International Auditing and Assurance Standards Board.

You are responsible for making available to us all relevant methodologies, assumptions, information and documentation in relation to which our procedures are to be performed; and we will not undertake any verification or evaluation of such methodologies, assumptions, documents and information.

We are responsible for performing the procedures set out below and reporting our findings.

We have provided you with a copy of our draft report and will discuss any queries and missing documentation with you.

Sampling approach

Sampling is a process of examining less than the total number of items in a population in order to reach a conclusion about that population. Sampling techniques inherently assume that the sample is representative of the population as a whole. In this engagement you have asked us to perform our procedures to cover 79.6% of leases by Contractual Rent. We make no representations regarding the use of, or assumptions underlying the sampling techniques.

Findings

Where an individual lease fails a procedure in relation to a data attribute, this is classified as one error. Where a source document cannot be located, this missing information is treated in two alternative ways: (i) classed as an error on each test; and (ii) deducted from the sample so the total number of files reviewed is reduced.

JM/CC1474	5

KPMG LLP Engagement to perform agreed upon procedures in relation to the proposed commercial mortgage backed securitisation and the underlying portfolio of leases 14 May 2019

Where a procedure specifies agreement to specific documentation, written evidence of amendments or additions contained in the loan file are assumed to supersede the original documentation.

In comparing data attributes between the Extraction File and the specified source documentation and classing a difference as an error, you have specified that the tolerance levels set out below will apply.

Procedures

No.	Data attribute	Level	Source	Procedure	Tolerance/ Definition of error
1	Tenant Name (1)	Unit	Certificate of Title(3) / Lease Agreement	For each tenant check if the data attribute per the Extraction File agrees to the source.	Substantial Agreement
2	Address (1)	Unit	Certificate of Title(3) / Lease Agreement	For each tenant check if the data attribute per the Extraction File agrees to the source.	Substantial Agreement
3	Area	Property	Valuation Report	For each tenant check if the data attribute per the Extraction File agrees to the source.	+/-2.5%
4	Lease Break Date (1)	Unit	Certificate of Title(3) / Lease Agreement	For each tenant check if the data attribute per the Extraction File agrees to the source.	+/-7 days
5	Lease Expiry Date (1)	Unit	Certificate of Title(3) / Lease Agreement	For each tenant check if the data attribute per the Extraction File agrees to the source.	+/-7 days
6	Contracted Rent (if different from GRI) (1)	Unit	Certificate of Title(3) / Lease Agreement	For each tenant check if the data attribute per the Extraction File agrees to the source.	+/-2.5%
7	ERV	Property	Valuation Report	For each tenant check if the data attribute per the Extraction File agrees to the source.	+/- 2.5%
8	Leasehold/Freehold (2)	Property	Certificate of Title(3) / Valuation Report	For each tenant check if the data attribute per the Extraction File agrees to the source.	None

JM/CC1474	6

KPMG LLP Engagement to perform agreed upon procedures in relation to the proposed commercial mortgage backed securitisation and the underlying portfolio of leases 14 May 2019

9	Length of Leasehold (2)	Property	Certificate of Title(3) / Valuation Report	For each tenant check if the data attribute per the Extraction File agrees to the source.	+/-30 days
10	Lease Start Date (1)	Unit	Certificate of Title(3) / Lease Agreement	For each tenant check if the data attribute per the Extraction File agrees to the source.	+/-7 days
11	Rent Free Start Date (1)	Unit	Certificate of Title(3) / Lease Agreement	For each tenant check if the data attribute per the Extraction File agrees to the source.	+/- 1 day
12	Rent Free End Date (1)	Unit	Certificate of Title(3) / Lease Agreement	For each tenant check if the data attribute per the Extraction File agrees to the source.	+/- 1 day
13	Fixed Ground Rent	Property	Valuation Report	For each property check if the data attribute per the Extraction File agrees to the source.	0%, Peppercorn considered 0.

The following clarification points have been made in relation to the performance of the agreed upon procedures in relation to the underlying portfolio of commercial leases:

(1)	In cases where the Certificate of Title is not available, we have agreed the Data Attribute to the Lease Agreement.

(2)	In cases where the Certificate of Title is not available, we have agreed the Data Attribute to the Valuation Report.

(3)	The term Certificate of Title refers to draft versions in cases where the final signed version is not available.

JM/CC1474	7

Test	Level	Property/Unit ID	Data Attribute	Source	Result	As per Extraction File	As per Source
1	Unit	63-617	Tenant Name	Certificate of Title/Lease Agreement	Error	HIAB UK Rent	HIAB Limited
1	Unit	76-857	Tenant Name	Certificate of Title/Lease Agreement	Error	WITHERBY PUBLISHING GROUP Ltd	Witherby Seamanship International Limited
1	Unit	106-1097	Tenant Name	Certificate of Title/Lease Agreement	Error	City Plumbing Supplies Ltd	The BSS Group Public Limited Company
1	Unit	68-703	Tenant Name	Certificate of Title/Lease Agreement	Error	KMS (Europe) Ltd	Key Total Vision Limited
1	Unit	64-672	Tenant Name	Certificate of Title/Lease Agreement	Error	Avis Budget UK Ltd	Avis Rent a Car Limited
1	Unit	76-859	Tenant Name	Certificate of Title/Lease Agreement	Error	LIVINGSTON AUTO PARTS Ltd	LIVINGSTON AUTO PARTNERS LIMITED
1	Unit	111-1119	Tenant Name	Certificate of Title/Lease Agreement	Error	Service Solutions Rugby Limited	GF Electronics Limited
1	Unit	106-1092	Tenant Name	Certificate of Title/Lease Agreement	Error	City Plumbing Supplies Ltd	The BSS Group Public Limited Company
1	Unit	106-1093	Tenant Name	Certificate of Title/Lease Agreement	Error	City Plumbing Supplies Ltd	The BSS Group Public Limited Company
1	Unit	104-1084	Tenant Name	Certificate of Title/Lease Agreement	Error	Flower City Ltd	Fayes (Wholesale Florists) Limited
1	Unit	104-1085	Tenant Name	Certificate of Title/Lease Agreement	Error	Premier Fruits Brighton Ltd.	Tastables
2	Unit	2-61	Address	Certificate of Title/Lease Agreement	Error	Minworth	Unit 1, First Avenue, Minworth, Sutton Coldfield, B76 1BA
2	Unit	100-1057	Address	Certificate of Title/Lease Agreement	Error	South Wales Distribution Centre	Kenfig Industrial Estate, South Wales
2	Unit	65-675	Address	Certificate of Title/Lease Agreement	Error	Chester Gate	Coalpit Lane, Mollington, Chester
2	Unit	96-1041	Address	Certificate of Title/Lease Agreement	Error	Melton Park South West	Brickyard Lane, Melton, North Ferriby, HU14 3HB
2	Unit	65-676	Address	Certificate of Title/Lease Agreement	Error	Chester Gate	Coalpit Lane, Mollington, Chester
2	Unit	3-62	Address	Certificate of Title/Lease Agreement	Error	Birmingham	Brades Road, Oldbury
2	Unit	54-522	Address	Certificate of Title/Lease Agreement	Error	Site 1, Nasmyth Business Centre	Nasmyth Way, Eccles, Manchester
2	Unit	100-1058	Address	Certificate of Title/Lease Agreement	Error	South Wales Distribution Centre	Kenfig Industrial Estate, South Wales
2	Unit	100-1059	Address	Certificate of Title/Lease Agreement	Error	South Wales Distribution Centre	Kenfig Industrial Estate, South Wales
2	Unit	96-1042	Address	Certificate of Title/Lease Agreement	Error	Melton Park South West	Brickyard Lane, Melton, North Ferriby, HU14 3HB
2	Unit	104-1080	Address	Certificate of Title/Lease Agreement	Error	Hollingbury Business Park	Brighton International Fruit and Vegetable Market, Crowhurst Corner, Crowhurst Road, Brighton BN1 8AP
2	Unit	97-1048	Address	Certificate of Title/Lease Agreement	Error	Mount Street Business Park	Mount Pleasant Business Centre, Jackson Street, Oldham, OL4 4PL
2	Unit	82-942	Address	Certificate of Title/Lease Agreement	Error	Longhill Industrial Estate	Belle Vue Way, Hartlepool
2	Unit	107-1101	Address	Certificate of Title/Lease Agreement	Error	Station Lane Trading Estate	Witney Industrial Estate, Avenue One, Station Lane, Oxon
2	Unit	107-1103	Address	Certificate of Title/Lease Agreement	Error	Station Lane Trading Estate	Witney Industrial Estate, Avenue One, Station Lane, Oxon
2	Unit	107-1098	Address	Certificate of Title/Lease Agreement	Error	Station Lane Trading Estate	Witney Industrial Estate, Avenue One, Station Lane, Oxon
2	Unit	107-1099	Address	Certificate of Title/Lease Agreement	Error	Station Lane Trading Estate	Witney Industrial Estate, Avenue One, Station Lane, Oxon
2	Unit	107-1100	Address	Certificate of Title/Lease Agreement	Error	Station Lane Trading Estate	Witney Industrial Estate, Avenue One, Station Lane, Oxon
2	Unit	107-1102	Address	Certificate of Title/Lease Agreement	Error	Station Lane Trading Estate	Witney Industrial Estate, Avenue One, Station Lane, Oxon
2	Unit	82-944	Address	Certificate of Title/Lease Agreement	Error	Longhill Industrial Estate	Belle Vue Way, Hartlepool
2	Unit	107-1104	Address	Certificate of Title/Lease Agreement	Error	Station Lane Trading Estate	Witney Industrial Estate, Avenue One, Station Lane, Oxon
2	Unit	101-1064	Address	Certificate of Title/Lease Agreement	Error	Aston Cross Industrial Estate	Land and buildings on the north east side of Catherine Street, Birmingham and the south east side of Lichfield Road, Aston
2	Unit	104-1081	Address	Certificate of Title/Lease Agreement	Error	Hollingbury Business Park	Brighton International Fruit and Vegetable Market, Crowhurst Corner, Crowhurst Road, Brighton BN1 8AP
2	Unit	104-1083	Address	Certificate of Title/Lease Agreement	Error	Hollingbury Business Park	Brighton International Fruit and Vegetable Market, Crowhurst Corner, Crowhurst Road, Brighton BN1 8AP
2	Unit	97-1047	Address	Certificate of Title/Lease Agreement	Error	Mount Street Business Park	Mount Pleasant Business Centre, Jackson Street, Oldham, OL4 4PL
2	Unit	97-1043	Address	Certificate of Title/Lease Agreement	Error	Mount Street Business Park	Mount Pleasant Business Centre, Jackson Street, Oldham, OL4 4PL
2	Unit	104-1084	Address	Certificate of Title/Lease Agreement	Error	Hollingbury Business Park	Brighton International Fruit and Vegetable Market, Crowhurst Corner, Crowhurst Road, Brighton BN1 8AP
2	Unit	104-1085	Address	Certificate of Title/Lease Agreement	Error	Hollingbury Business Park	Brighton International Fruit and Vegetable Market, Crowhurst Corner, Crowhurst Road, Brighton BN1 8AP
3	Property	36	Area	Valuation Report	Error	63,901.00	93,243.00
3	Property	39	Area	Valuation Report	Error	34,372.00	369,980.00
3	Property	43	Area	Valuation Report	Error	25,544.00	24,237.00
3	Property	50	Area	Valuation Report	Error	25,303.00	27,715.00
3	Property	57	Area	Valuation Report	Error	34,581.00	372,230.00
3	Property	62	Area	Valuation Report	Error	118,834.00	103,936.00
3	Property	97	Area	Valuation Report	Error	45,253.00	43,920.00
3	Property	109	Area	Valuation Report	Error	25,053.00	27,053.00
4	Unit	61-542	Lease Break Date	Certificate of Title/Lease Agreement	Error	—	7/31/2019
4	Unit	3-62	Lease Break Date	Certificate of Title/Lease Agreement	Error	—	11/20/2022
4	Unit	76-870	Lease Break Date	Certificate of Title/Lease Agreement	Error	1/31/2020	No break date disclosed
4	Unit	22-250	Lease Break Date	Certificate of Title/Lease Agreement	Error	—	5/17/2019
4	Unit	17-183	Lease Break Date	Certificate of Title/Lease Agreement	Error	—	3/17/2019
4	Unit	76-852	Lease Break Date	Certificate of Title/Lease Agreement	Error	1/31/2020	No break date disclosed
4	Unit	93-1027	Lease Break Date	Certificate of Title/Lease Agreement	Error	5/31/2022	1/22/2022
4	Unit	69-726	Lease Break Date	Certificate of Title/Lease Agreement	Error	—	4/30/2019
4	Unit	84-974	Lease Break Date	Certificate of Title/Lease Agreement	Error	8/27/2021	No break date disclosed
4	Unit	63-607	Lease Break Date	Certificate of Title/Lease Agreement	Error	3/28/2021	No break date disclosed
4	Unit	89-1004	Lease Break Date	Certificate of Title/Lease Agreement	Error	9/24/2021	9/10/2021
4	Unit	108-1108	Lease Break Date	Certificate of Title/Lease Agreement	Error	11/19/2021	No break date disclosed
4	Unit	108-1106	Lease Break Date	Certificate of Title/Lease Agreement	Error	—	4/18/2019
4	Unit	63-644	Lease Break Date	Certificate of Title/Lease Agreement	Error	—	5/1/2019
4	Unit	76-861	Lease Break Date	Certificate of Title/Lease Agreement	Error	7/3/2022	No break date disclosed
4	Unit	1-49	Lease Break Date	Certificate of Title/Lease Agreement	Error	8/23/2021	No break date disclosed
4	Unit	76-862	Lease Break Date	Certificate of Title/Lease Agreement	Error	9/20/2022	No break date disclosed
4	Unit	64-671	Lease Break Date	Certificate of Title/Lease Agreement	Error	—	4/11/2019
4	Unit	52-487	Lease Break Date	Certificate of Title/Lease Agreement	Error	—	9/5/2019
4	Unit	105-1089	Lease Break Date	Certificate of Title/Lease Agreement	Error	—	4/21/2020
4	Unit	69-720	Lease Break Date	Certificate of Title/Lease Agreement	Error	9/18/2019	7/20/2021
4	Unit	69-732	Lease Break Date	Certificate of Title/Lease Agreement	Error	9/18/2019	No break date disclosed
4	Unit	66-686	Lease Break Date	Certificate of Title/Lease Agreement	Error	—	7/22/2019
4	Unit	52-492	Lease Break Date	Certificate of Title/Lease Agreement	Error	11/28/2020	11/28/2022
4	Unit	84-970	Lease Break Date	Certificate of Title/Lease Agreement	Error	1/23/2021	No break date disclosed
4	Unit	97-1043	Lease Break Date	Certificate of Title/Lease Agreement	Error	—	4/19/2019
5	Unit	100-1057	Lease Expiry Date	Certificate of Title/Lease Agreement	Error	9/10/2019	3/1/2019
5	Unit	98-1049	Lease Expiry Date	Certificate of Title/Lease Agreement	Error	1/28/2042	25 years from completion - Start Date undisclosed
5	Unit	63-642	Lease Expiry Date	Certificate of Title/Lease Agreement	Error	3/1/2020	3/1/2019
5	Unit	102-1065	Lease Expiry Date	Certificate of Title/Lease Agreement	Error	6/23/2026	6/20/2016
5	Unit	12-140	Lease Expiry Date	Certificate of Title/Lease Agreement	Error	12/29/2028	12/29/2018
5	Unit	34-373	Lease Expiry Date	Certificate of Title/Lease Agreement	Error	11/27/2028	11/27/2023
5	Unit	112-1132	Lease Expiry Date	Certificate of Title/Lease Agreement	Error	10/17/2019	No Lease Expiry - Vacant
5	Unit	63-590	Lease Expiry Date	Certificate of Title/Lease Agreement	Error	3/1/2020	3/1/2019
5	Unit	84-974	Lease Expiry Date	Certificate of Title/Lease Agreement	Error	8/26/2023	10/3/2021
5	Unit	94-1035	Lease Expiry Date	Certificate of Title/Lease Agreement	Error	9/10/2019	9/30/2018
5	Unit	63-617	Lease Expiry Date	Certificate of Title/Lease Agreement	Error	6/30/2028	8/8/2028
5	Unit	63-607	Lease Expiry Date	Certificate of Title/Lease Agreement	Error	2/27/2026	2/28/2003
5	Unit	89-1004	Lease Expiry Date	Certificate of Title/Lease Agreement	Error	9/24/2023	9/9/2023
5	Unit	108-1108	Lease Expiry Date	Certificate of Title/Lease Agreement	Error	11/19/2026	11/6/2017
5	Unit	63-612	Lease Expiry Date	Certificate of Title/Lease Agreement	Error	5/19/2022	5/19/2012
5	Unit	63-606	Lease Expiry Date	Certificate of Title/Lease Agreement	Error	9/5/2024	9/5/2023
5	Unit	70-803	Lease Expiry Date	Certificate of Title/Lease Agreement	Error	9/10/2019	2/29/2024
5	Unit	63-646	Lease Expiry Date	Certificate of Title/Lease Agreement	Error	9/7/2020	9/7/2013
5	Unit	63-645	Lease Expiry Date	Certificate of Title/Lease Agreement	Error	6/30/2019	6/30/2014
5	Unit	102-1066	Lease Expiry Date	Certificate of Title/Lease Agreement	Error	6/23/2026	12/19/2019
5	Unit	87-988	Lease Expiry Date	Certificate of Title/Lease Agreement	Error	5/20/2024	1/5/2015
5	Unit	69-724	Lease Expiry Date	Certificate of Title/Lease Agreement	Error	11/17/2020	11/17/2015
5	Unit	52-503	Lease Expiry Date	Certificate of Title/Lease Agreement	Error	9/10/2019	9/28/2018
5	Unit	51-479	Lease Expiry Date	Certificate of Title/Lease Agreement	Error	7/30/2020	7/30/2022
5	Unit	102-1068	Lease Expiry Date	Certificate of Title/Lease Agreement	Error	6/23/2026	6/23/2023
5	Unit	58-533	Lease Expiry Date	Certificate of Title/Lease Agreement	Error	9/10/2019	7/21/2018
5	Unit	77-898	Lease Expiry Date	Certificate of Title/Lease Agreement	Error	9/10/2019	5/31/2016
5	Unit	77-873	Lease Expiry Date	Certificate of Title/Lease Agreement	Error	9/10/2019	8/30/2016
5	Unit	69-738	Lease Expiry Date	Certificate of Title/Lease Agreement	Error	9/19/2024	9/19/2014
5	Unit	11-139	Lease Expiry Date	Certificate of Title/Lease Agreement	Error	9/10/2019	5/5/2018
5	Unit	52-495	Lease Expiry Date	Certificate of Title/Lease Agreement	Error	9/10/2019	5/10/2018
5	Unit	63-604	Lease Expiry Date	Certificate of Title/Lease Agreement	Error	9/25/2022	9/25/2012
5	Unit	76-859	Lease Expiry Date	Certificate of Title/Lease Agreement	Error	11/22/2027	11/22/2022
5	Unit	105-1089	Lease Expiry Date	Certificate of Title/Lease Agreement	Error	4/20/2019	4/20/2021
5	Unit	69-720	Lease Expiry Date	Certificate of Title/Lease Agreement	Error	7/6/2024	1/19/2021
5	Unit	40-414	Lease Expiry Date	Certificate of Title/Lease Agreement	Error	9/10/2019	10/26/2018
5	Unit	111-1119	Lease Expiry Date	Certificate of Title/Lease Agreement	Error	3/19/2019	9/20/2019
5	Unit	77-899	Lease Expiry Date	Certificate of Title/Lease Agreement	Error	9/10/2019	5/31/2016
5	Unit	84-970	Lease Expiry Date	Certificate of Title/Lease Agreement	Error	1/22/2023	1/22/2017
5	Unit	16-171	Lease Expiry Date	Certificate of Title/Lease Agreement	Error	9/10/2019	9/30/2018
6	Unit	73-840	Contracted Rent (if different from GRI)	Certificate of Title/Lease Agreement	Error	324,679.00	266,350.00
6	Unit	63-591	Contracted Rent (if different from GRI)	Certificate of Title/Lease Agreement	Error	241,645.00	133,235.00
6	Unit	102-1065	Contracted Rent (if different from GRI)	Certificate of Title/Lease Agreement	Error	189,500.00	36,395.00
6	Unit	59-536	Contracted Rent (if different from GRI)	Certificate of Title/Lease Agreement	Error	170,000.00	85,000.00
6	Unit	12-140	Contracted Rent (if different from GRI)	Certificate of Title/Lease Agreement	Error	159,600.00	120,000.00
6	Unit	89-1005	Contracted Rent (if different from GRI)	Certificate of Title/Lease Agreement	Error	135,971.00	108,777.00
6	Unit	22-251	Contracted Rent (if different from GRI)	Certificate of Title/Lease Agreement	Error	130,600.00	115,500.00
6	Unit	34-373	Contracted Rent (if different from GRI)	Certificate of Title/Lease Agreement	Error	130,000.00	136,000.00
6	Unit	112-1132	Contracted Rent (if different from GRI)	Certificate of Title/Lease Agreement	Error	121,387.00	Undisclosed
6	Unit	90-1010	Contracted Rent (if different from GRI)	Certificate of Title/Lease Agreement	Error	110,000.00	55,000.00
6	Unit	94-1032	Contracted Rent (if different from GRI)	Certificate of Title/Lease Agreement	Error	100,000.00	80,000.00
6	Unit	93-1027	Contracted Rent (if different from GRI)	Certificate of Title/Lease Agreement	Error	80,000.00	60,000.00
6	Unit	51-478	Contracted Rent (if different from GRI)	Certificate of Title/Lease Agreement	Error	61,635.00	Undisclosed
6	Unit	63-607	Contracted Rent (if different from GRI)	Certificate of Title/Lease Agreement	Error	56,008.00	43,950.00
6	Unit	89-1004	Contracted Rent (if different from GRI)	Certificate of Title/Lease Agreement	Error	55,622.00	46,352.00
6	Unit	104-1080	Contracted Rent (if different from GRI)	Certificate of Title/Lease Agreement	Error	54,000.00	49,500.00
6	Unit	108-1109	Contracted Rent (if different from GRI)	Certificate of Title/Lease Agreement	Error	52,704.00	29,646.00
6	Unit	108-1108	Contracted Rent (if different from GRI)	Certificate of Title/Lease Agreement	Error	52,250.00	39,500.00
6	Unit	69-722	Contracted Rent (if different from GRI)	Certificate of Title/Lease Agreement	Error	52,000.00	25,000.00

Test	Level	Property/Unit ID	Data Attribute	Source	Result	As per Extraction File	As per Source
6	Unit	105-1090	Contracted Rent (if different from GRI)	Certificate of Title/Lease Agreement	Error	51,042.50	75,000.00
6	Unit	63-612	Contracted Rent (if different from GRI)	Certificate of Title/Lease Agreement	Error	49,804.00	41,684.00
6	Unit	63-606	Contracted Rent (if different from GRI)	Certificate of Title/Lease Agreement	Error	49,725.00	31,500.00
6	Unit	70-803	Contracted Rent (if different from GRI)	Certificate of Title/Lease Agreement	Error	48,490.00	55,424.00
6	Unit	63-646	Contracted Rent (if different from GRI)	Certificate of Title/Lease Agreement	Error	46,950.00	20,475.00
6	Unit	95-1036	Contracted Rent (if different from GRI)	Certificate of Title/Lease Agreement	Error	46,870.00	35,000.00
6	Unit	63-645	Contracted Rent (if different from GRI)	Certificate of Title/Lease Agreement	Error	46,800.00	41,000.00
6	Unit	102-1066	Contracted Rent (if different from GRI)	Certificate of Title/Lease Agreement	Error	42,500.00	35,000.00
6	Unit	67-697	Contracted Rent (if different from GRI)	Certificate of Title/Lease Agreement	Error	40,630.00	35,000.00
6	Unit	71-825	Contracted Rent (if different from GRI)	Certificate of Title/Lease Agreement	Error	40,350.00	33,014.00
6	Unit	107-1098	Contracted Rent (if different from GRI)	Certificate of Title/Lease Agreement	Error	39,000.00	Undisclosed
6	Unit	107-1099	Contracted Rent (if different from GRI)	Certificate of Title/Lease Agreement	Error	38,850.00	31,000.00
6	Unit	101-1063	Contracted Rent (if different from GRI)	Certificate of Title/Lease Agreement	Error	37,000.00	21,550.00
6	Unit	87-988	Contracted Rent (if different from GRI)	Certificate of Title/Lease Agreement	Error	36,250.00	32,600.00
6	Unit	69-724	Contracted Rent (if different from GRI)	Certificate of Title/Lease Agreement	Error	36,000.00	28,150.00
6	Unit	63-650	Contracted Rent (if different from GRI)	Certificate of Title/Lease Agreement	Error	35,288.00	17,644.00
6	Unit	20-229	Contracted Rent (if different from GRI)	Certificate of Title/Lease Agreement	Error	34,799.72	30,000.00
6	Unit	58-534	Contracted Rent (if different from GRI)	Certificate of Title/Lease Agreement	Error	33,745.00	12,500.00
6	Unit	70-820	Contracted Rent (if different from GRI)	Certificate of Title/Lease Agreement	Error	33,625.00	27,500.00
6	Unit	71-827	Contracted Rent (if different from GRI)	Certificate of Title/Lease Agreement	Error	32,536.00	28,000.00
6	Unit	51-479	Contracted Rent (if different from GRI)	Certificate of Title/Lease Agreement	Error	32,500.00	25,000.00
6	Unit	85-975	Contracted Rent (if different from GRI)	Certificate of Title/Lease Agreement	Error	32,103.00	26,752.00
6	Unit	70-808	Contracted Rent (if different from GRI)	Certificate of Title/Lease Agreement	Error	31,813.00	24,800.00
6	Unit	62-549	Contracted Rent (if different from GRI)	Certificate of Title/Lease Agreement	Error	31,380.00	19,500.00
6	Unit	69-738	Contracted Rent (if different from GRI)	Certificate of Title/Lease Agreement	Error	31,250.00	28,500.00
6	Unit	52-497	Contracted Rent (if different from GRI)	Certificate of Title/Lease Agreement	Error	29,889.00	23,247.00
6	Unit	70-809	Contracted Rent (if different from GRI)	Certificate of Title/Lease Agreement	Error	29,850.00	21,500.00
6	Unit	63-604	Contracted Rent (if different from GRI)	Certificate of Title/Lease Agreement	Error	29,365.00	25,000.00
6	Unit	64-662	Contracted Rent (if different from GRI)	Certificate of Title/Lease Agreement	Error	27,878.00	Cannot agree split - Total 66,747.5
6	Unit	64-663	Contracted Rent (if different from GRI)	Certificate of Title/Lease Agreement	Error	27,870.00	Cannot agree split - Total 66,747.5
6	Unit	104-1081	Contracted Rent (if different from GRI)	Certificate of Title/Lease Agreement	Error	27,000.00	21,640.00
6	Unit	104-1083	Contracted Rent (if different from GRI)	Certificate of Title/Lease Agreement	Error	27,000.00	24,750.00
6	Unit	105-1089	Contracted Rent (if different from GRI)	Certificate of Title/Lease Agreement	Error	27,000.00	33,684.00
6	Unit	16-180	Contracted Rent (if different from GRI)	Certificate of Title/Lease Agreement	Error	26,270.72	32,000.00
6	Unit	64-660	Contracted Rent (if different from GRI)	Certificate of Title/Lease Agreement	Error	26,166.00	23,785.00
6	Unit	69-720	Contracted Rent (if different from GRI)	Certificate of Title/Lease Agreement	Error	26,000.00	28,500.00
6	Unit	111-1119	Contracted Rent (if different from GRI)	Certificate of Title/Lease Agreement	Error	25,504.00	23,500.00
6	Unit	77-899	Contracted Rent (if different from GRI)	Certificate of Title/Lease Agreement	Error	25,500.00	21,000.00
6	Unit	99-1050	Contracted Rent (if different from GRI)	Certificate of Title/Lease Agreement	Error	24,990.00	20,825.00
6	Unit	85-983	Contracted Rent (if different from GRI)	Certificate of Title/Lease Agreement	Error	24,770.00	22,705.00
6	Unit	84-970	Contracted Rent (if different from GRI)	Certificate of Title/Lease Agreement	Error	24,500.00	23,000.00
6	Unit	70-814	Contracted Rent (if different from GRI)	Certificate of Title/Lease Agreement	Error	23,790.00	15,248.00
6	Unit	104-1084	Contracted Rent (if different from GRI)	Certificate of Title/Lease Agreement	Error	23,607.00	24,750.00
6	Unit	104-1085	Contracted Rent (if different from GRI)	Certificate of Title/Lease Agreement	Error	23,607.00	21,640.00
7	Property	36	ERV (£ psft)	Valuation Report	Error	5.00	4.41
7	Property	39	ERV (£ psft)	Valuation Report	Error	3.17	0.29
7	Property	57	ERV (£ psft)	Valuation Report	Error	3.50	0.31
7	Property	97	ERV (£ psft)	Valuation Report	Error	3.59	5.50
7	Property	101	ERV (£ psft)	Valuation Report	Error	6.50	6.20
7	Property	102	ERV (£ psft)	Valuation Report	Error	6.50	13.11
7	Property	104	ERV (£ psft)	Valuation Report	Error	6.50	11.09
7	Property	105	ERV (£ psft)	Valuation Report	Error	6.50	11.00
7	Property	107	ERV (£ psft)	Valuation Report	Error	6.50	7.50
7	Property	108	ERV (£ psft)	Valuation Report	Error	6.50	9.82
7	Property	109	ERV (£ psft)	Valuation Report	Error	6.50	5.25
7	Property	110	ERV (£ psft)	Valuation Report	Error	6.50	4.99
7	Property	111	ERV (£ psft)	Valuation Report	Error	6.50	6.77
7	Property	112	ERV (£ psft)	Valuation Report	Error	6.50	7.20
8	Property	1	Leasehold/Freehold	Certificate of Title/Valuation Report	Error	Leasehold	Freehold & Leasehold - cannot determine which part is F/L
8	Property	27	Leasehold/Freehold	Certificate of Title/Valuation Report	Error	Leasehold	Freehold & Leasehold - cannot determine which part is F/L
8	Property	32	Leasehold/Freehold	Certificate of Title/Valuation Report	Error	Leasehold	Freehold & Leasehold - cannot determine which part is F/L
8	Property	42	Leasehold/Freehold	Certificate of Title/Valuation Report	Error	Leasehold	Freehold & Leasehold - cannot determine which part is F/L
8	Property	82	Leasehold/Freehold	Certificate of Title/Valuation Report	Error	Leasehold	Freehold & Leasehold - cannot determine which part is F/L
8	Property	104	Leasehold/Freehold	Certificate of Title/Valuation Report	Error	Freehold	Leasehold
9	Property	1	Length of Leasehold	Certificate of Title/Valuation Report	Error	Term: 999 years from 23 June 1999; Term: Beginning and including 28 October 2016 and ending on 22 June 2998	Undisclosed
9	Property	10	Length of Leasehold	Certificate of Title/Valuation Report	Error	Term: 999 years commencing on 3 February 1988	99 years with 26 year extension option
9	Property	27	Length of Leasehold	Certificate of Title/Valuation Report	Error	Term: 95 years commencing on 18 December 1990	250 years from 18/12/1990
9	Property	32	Length of Leasehold	Certificate of Title/Valuation Report	Error	Term: 999 years from 16 November 2005	Freehold & Leasehold - cannot determine which part is F/L
9	Property	40	Length of Leasehold	Certificate of Title/Valuation Report	Error	Term: 95 years commencing on 1 May 1996	150 years from 01/05/1996 to 30/04/2146
9	Property	42	Length of Leasehold	Certificate of Title/Valuation Report	Error	Term: 999 years commencing on 18 December 1982	Freehold & Leasehold - cannot determine which part is F/L
9	Property	58	Length of Leasehold	Certificate of Title/Valuation Report	Error	Term: from 18 December 1982 to 25 December 2011	115 years from 18/12/1982 - Expiry 2097
9	Property	60	Length of Leasehold	Certificate of Title/Valuation Report	Error	Term: 99 years from 24 September 1980	60 years
9	Property	64	Length of Leasehold	Certificate of Title/Valuation Report	Error	Term: 25 years from 18 December 2012	250 year lease commencing 18/12/2012
9	Property	75	Length of Leasehold	Certificate of Title/Valuation Report	Error	Term: 909 years from 01 February 1988	999 years from 01/02/1988
9	Property	82	Length of Leasehold	Certificate of Title/Valuation Report	Error	Term: 99 years from 17 November 1977; 87 years from 02 June 1989	Freehold & Leasehold - cannot determine which part is F/L
9	Property	104	Length of Leasehold	Certificate of Title/Valuation Report	Error	N/A	150 years from 28/11/2003
9	Property	112	Length of Leasehold	Certificate of Title/Valuation Report	Error	11/20/2106	125 years from 24/06/1980
10	Unit	5-106	Lease Start Date	Certificate of Title/Lease Agreement	Error	3/27/2015	9/25/2015
10	Unit	98-1049	Lease Start Date	Certificate of Title/Lease Agreement	Error	1/29/2017	Undisclosed
10	Unit	67-701	Lease Start Date	Certificate of Title/Lease Agreement	Error	10/29/2009	10/20/2016
10	Unit	17-184	Lease Start Date	Certificate of Title/Lease Agreement	Error	2/7/2014	2/7/2017
10	Unit	102-1065	Lease Start Date	Certificate of Title/Lease Agreement	Error	6/24/2001	9/30/2001
10	Unit	67-699	Lease Start Date	Certificate of Title/Lease Agreement	Error	5/8/2018	8/16/2016
10	Unit	76-860	Lease Start Date	Certificate of Title/Lease Agreement	Error	2/18/2002	2/17/2022
10	Unit	67-698	Lease Start Date	Certificate of Title/Lease Agreement	Error	7/20/2016	3/2/2006
10	Unit	69-759	Lease Start Date	Certificate of Title/Lease Agreement	Error	12/13/1994	11/1/1995
10	Unit	63-617	Lease Start Date	Certificate of Title/Lease Agreement	Error	6/30/2018	8/9/2018
10	Unit	69-760	Lease Start Date	Certificate of Title/Lease Agreement	Error	4/1/1991	1/1/1990
10	Unit	89-1004	Lease Start Date	Certificate of Title/Lease Agreement	Error	9/25/2018	9/10/2018
10	Unit	67-692	Lease Start Date	Certificate of Title/Lease Agreement	Error	3/15/2014	7/20/2010
10	Unit	67-697	Lease Start Date	Certificate of Title/Lease Agreement	Error	6/22/2018	7/15/2008
10	Unit	28-303	Lease Start Date	Certificate of Title/Lease Agreement	Error	11/8/2009	12/23/2015
10	Unit	58-534	Lease Start Date	Certificate of Title/Lease Agreement	Error	2/11/2015	5/24/2010
10	Unit	67-700	Lease Start Date	Certificate of Title/Lease Agreement	Error	8/20/2017	3/15/2014
10	Unit	111-1119	Lease Start Date	Certificate of Title/Lease Agreement	Error	3/20/2009	9/21/2009
10	Unit	40-415	Lease Start Date	Certificate of Title/Lease Agreement	Error	1/18/2013	7/31/2014
10	Unit	16-171	Lease Start Date	Certificate of Title/Lease Agreement	Error	10/1/2003	12/23/2003
10	Unit	64-655	Lease Start Date	Certificate of Title/Lease Agreement	Error	10/17/2013	10/17/2018
11	Unit	73-840	Rent Free Start Date	Certificate of Title/Lease Agreement	Error	12/25/2018	No rent free period
11	Unit	50-477	Rent Free Start Date	Certificate of Title/Lease Agreement	Error	3/25/2019	11/16/2018
11	Unit	59-536	Rent Free Start Date	Certificate of Title/Lease Agreement	Error	12/25/2018	No rent free period
11	Unit	12-140	Rent Free Start Date	Certificate of Title/Lease Agreement	Error	12/30/2018	Undisclosed
11	Unit	89-1005	Rent Free Start Date	Certificate of Title/Lease Agreement	Error	12/25/2018	No rent free period
11	Unit	69-737	Rent Free Start Date	Certificate of Title/Lease Agreement	Error	2/28/2019	8/6/2018
11	Unit	87-987	Rent Free Start Date	Certificate of Title/Lease Agreement	Error	5/28/2019	No rent free period
11	Unit	17-183	Rent Free Start Date	Certificate of Title/Lease Agreement	Error	3/17/2019	No rent free period
11	Unit	90-1010	Rent Free Start Date	Certificate of Title/Lease Agreement	Error	12/25/2018	No rent free period
11	Unit	94-1032	Rent Free Start Date	Certificate of Title/Lease Agreement	Error	2/28/2018	No rent free period
11	Unit	80-928	Rent Free Start Date	Certificate of Title/Lease Agreement	Error	2/9/2021	No rent free period
11	Unit	80-929	Rent Free Start Date	Certificate of Title/Lease Agreement	Error	5/1/2020	No rent free period
11	Unit	93-1027	Rent Free Start Date	Certificate of Title/Lease Agreement	Error	1/29/2019	1/29/2018
11	Unit	80-919	Rent Free Start Date	Certificate of Title/Lease Agreement	Error	12/25/2018	No rent free period
11	Unit	69-745	Rent Free Start Date	Certificate of Title/Lease Agreement	Error	10/16/2012	10/16/2018
11	Unit	108-1109	Rent Free Start Date	Certificate of Title/Lease Agreement	Error	7/3/2017	No rent free period
11	Unit	69-722	Rent Free Start Date	Certificate of Title/Lease Agreement	Error	2/1/2019	No rent free period
11	Unit	63-606	Rent Free Start Date	Certificate of Title/Lease Agreement	Error	9/6/2018	No rent free period
11	Unit	70-803	Rent Free Start Date	Certificate of Title/Lease Agreement	Error	3/1/2019	No rent free period
11	Unit	71-825	Rent Free Start Date	Certificate of Title/Lease Agreement	Error	4/27/2022	No rent free period
11	Unit	76-862	Rent Free Start Date	Certificate of Title/Lease Agreement	Error	2/28/2019	No rent free period
11	Unit	20-229	Rent Free Start Date	Certificate of Title/Lease Agreement	Error	7/17/2018	No rent free period
11	Unit	106-1091	Rent Free Start Date	Certificate of Title/Lease Agreement	Error	3/25/2019	No rent free period
11	Unit	99-1051	Rent Free Start Date	Certificate of Title/Lease Agreement	Error	3/25/2018	No rent free period
11	Unit	69-729	Rent Free Start Date	Certificate of Title/Lease Agreement	Error	2/22/2019	No rent free period
11	Unit	85-975	Rent Free Start Date	Certificate of Title/Lease Agreement	Error	12/25/2018	No rent free period
11	Unit	70-807	Rent Free Start Date	Certificate of Title/Lease Agreement	Error	4/19/2021	No rent free period
11	Unit	70-808	Rent Free Start Date	Certificate of Title/Lease Agreement	Error	6/7/2023	No rent free period
11	Unit	69-781	Rent Free Start Date	Certificate of Title/Lease Agreement	Error	2/28/2019	1/8/2019
11	Unit	52-497	Rent Free Start Date	Certificate of Title/Lease Agreement	Error	9/29/2018	No rent free period
11	Unit	52-487	Rent Free Start Date	Certificate of Title/Lease Agreement	Error	9/29/2018	No rent free period
11	Unit	84-972	Rent Free Start Date	Certificate of Title/Lease Agreement	Error	12/25/2018	No rent free period
11	Unit	85-981	Rent Free Start Date	Certificate of Title/Lease Agreement	Error	12/25/2018	No rent free period
11	Unit	99-1050	Rent Free Start Date	Certificate of Title/Lease Agreement	Error	9/29/2018	6/29/2018
11	Unit	85-983	Rent Free Start Date	Certificate of Title/Lease Agreement	Error	12/25/2018	No rent free period
12	Unit	73-840	Rent Free End Date	Certificate of Title/Lease Agreement	Error	8/18/2020	No rent free period
12	Unit	59-536	Rent Free End Date	Certificate of Title/Lease Agreement	Error	5/24/2019	No rent free period
12	Unit	12-140	Rent Free End Date	Certificate of Title/Lease Agreement	Error	4/29/2019	Undisclosed
12	Unit	89-1005	Rent Free End Date	Certificate of Title/Lease Agreement	Error	9/3/2020	No rent free period
12	Unit	22-251	Rent Free End Date	Certificate of Title/Lease Agreement	Error	3/28/2022	29/07/2017 - further rent free period of 6m is available if break option is not exercised in 2022
12	Unit	87-987	Rent Free End Date	Certificate of Title/Lease Agreement	Error	3/27/2020	No rent free period

Test	Level	Property/Unit ID	Data Attribute	Source	Result	As per Extraction File	As per Source
12	Unit	17-183	Rent Free End Date	Certificate of Title/Lease Agreement	Error	8/16/2019	No rent free period
12	Unit	90-1010	Rent Free End Date	Certificate of Title/Lease Agreement	Error	7/24/2019	No rent free period
12	Unit	94-1032	Rent Free End Date	Certificate of Title/Lease Agreement	Error	3/27/2020	No rent free period
12	Unit	80-928	Rent Free End Date	Certificate of Title/Lease Agreement	Error	4/8/2021	No rent free period
12	Unit	80-929	Rent Free End Date	Certificate of Title/Lease Agreement	Error	6/30/2020	No rent free period
12	Unit	93-1027	Rent Free End Date	Certificate of Title/Lease Agreement	Error	1/28/2020	10/29/2018
12	Unit	80-919	Rent Free End Date	Certificate of Title/Lease Agreement	Error	5/31/2019	No rent free period
12	Unit	108-1107	Rent Free End Date	Certificate of Title/Lease Agreement	Error	5/14/2019	6/1/2018
12	Unit	108-1109	Rent Free End Date	Certificate of Title/Lease Agreement	Error	5/14/2019	No rent free period
12	Unit	69-722	Rent Free End Date	Certificate of Title/Lease Agreement	Error	1/31/2020	No rent free period
12	Unit	63-606	Rent Free End Date	Certificate of Title/Lease Agreement	Error	9/5/2019	No rent free period
12	Unit	70-803	Rent Free End Date	Certificate of Title/Lease Agreement	Error	2/29/2020	No rent free period
12	Unit	71-825	Rent Free End Date	Certificate of Title/Lease Agreement	Error	7/26/2022	No rent free period
12	Unit	76-862	Rent Free End Date	Certificate of Title/Lease Agreement	Error	9/19/2019	No rent free period
12	Unit	20-229	Rent Free End Date	Certificate of Title/Lease Agreement	Error	7/16/2019	No rent free period
12	Unit	106-1091	Rent Free End Date	Certificate of Title/Lease Agreement	Error	6/4/2019	No rent free period
12	Unit	99-1051	Rent Free End Date	Certificate of Title/Lease Agreement	Error	9/24/2020	No rent free period
12	Unit	69-729	Rent Free End Date	Certificate of Title/Lease Agreement	Error	8/21/2019	No rent free period
12	Unit	85-975	Rent Free End Date	Certificate of Title/Lease Agreement	Error	6/11/2019	No rent free period
12	Unit	70-807	Rent Free End Date	Certificate of Title/Lease Agreement	Error	5/18/2021	No rent free period
12	Unit	70-808	Rent Free End Date	Certificate of Title/Lease Agreement	Error	8/6/2023	No rent free period
12	Unit	69-781	Rent Free End Date	Certificate of Title/Lease Agreement	Error	7/7/2019	4/7/2019
12	Unit	52-497	Rent Free End Date	Certificate of Title/Lease Agreement	Error	5/30/2019	No rent free period
12	Unit	52-487	Rent Free End Date	Certificate of Title/Lease Agreement	Error	9/5/2019	No rent free period
12	Unit	84-972	Rent Free End Date	Certificate of Title/Lease Agreement	Error	6/28/2019	No rent free period
12	Unit	85-981	Rent Free End Date	Certificate of Title/Lease Agreement	Error	9/27/2023	No rent free period
12	Unit	99-1050	Rent Free End Date	Certificate of Title/Lease Agreement	Error	9/28/2019	9/28/2018
12	Unit	85-983	Rent Free End Date	Certificate of Title/Lease Agreement	Error	4/26/2019	No rent free period
13	Property	10	Fixed Groud Rent	Valuation Report	Error	32,130.00	33,020 and 27,150
1	Unit	110-1113	Tenant Name	Certificate of Title/Lease Agreement	Missing	DHL	Missing document
1	Unit	10-135	Tenant Name	Certificate of Title/Lease Agreement	Missing	Winnetts UK Ltd & Schawk UK Ltd	Missing document
1	Unit	64-666	Tenant Name	Certificate of Title/Lease Agreement	Missing	Medstrom Ltd	Missing document
1	Unit	63-626	Tenant Name	Certificate of Title/Lease Agreement	Missing	Bunzl UK Ltd	Missing document
1	Unit	78-901	Tenant Name	Certificate of Title/Lease Agreement	Missing	Kent Foods Ltd	Missing document
1	Unit	94-1033	Tenant Name	Certificate of Title/Lease Agreement	Missing	Canon (UK) Ltd	Missing document
1	Unit	108-1105	Tenant Name	Certificate of Title/Lease Agreement	Missing	Wholesale Domestic Equipment Company Ltd	Missing document
1	Unit	63-647	Tenant Name	Certificate of Title/Lease Agreement	Missing	The TPS Healthcare Group Ltd	Missing document
1	Unit	63-648	Tenant Name	Certificate of Title/Lease Agreement	Missing	The TPS Healthcare Group Ltd	Missing document
1	Unit	76-869	Tenant Name	Certificate of Title/Lease Agreement	Missing	ENERGYWISE SCOTLAND Ltd	Missing document
1	Unit	63-589	Tenant Name	Certificate of Title/Lease Agreement	Missing	Howden Joinery Properties Ltd	Missing document
1	Unit	69-779	Tenant Name	Certificate of Title/Lease Agreement	Missing	Cameron Presentations Ltd	Missing document
1	Unit	76-851	Tenant Name	Certificate of Title/Lease Agreement	Missing	MOMENTUM INSTORE Ltd	Missing document
1	Unit	76-858	Tenant Name	Certificate of Title/Lease Agreement	Missing	JOHNSTON SWEEPERS Ltd	Missing document
1	Unit	101-1064	Tenant Name	Certificate of Title/Lease Agreement	Missing	Boels Rental Ltd	Missing document
1	Unit	76-854	Tenant Name	Certificate of Title/Lease Agreement	Missing	GLOBAL COMBUSTION SYSYTEMS Ltd	Missing document
1	Unit	76-856	Tenant Name	Certificate of Title/Lease Agreement	Missing	RICO LOGISTICS LTD	Missing document
1	Unit	84-973	Tenant Name	Certificate of Title/Lease Agreement	Missing	Kingston Gymastics Club	Missing document
1	Unit	80-915	Tenant Name	Certificate of Title/Lease Agreement	Missing	NATURES MENU Ltd	Missing document
1	Unit	69-727	Tenant Name	Certificate of Title/Lease Agreement	Missing	Preline Ltd	Missing document
1	Unit	69-753	Tenant Name	Certificate of Title/Lease Agreement	Missing	John Heaney (Electrical) Ltd	Missing document
2	Unit	110-1113	Address	Certificate of Title/Lease Agreement	Missing	Chester Gate Business Park, Unit 1B	Missing document
2	Unit	108-1105	Address	Certificate of Title/Lease Agreement	Missing	Wellington Trade Park	Missing document
4	Unit	110-1113	Lease Break Date	Certificate of Title/Lease Agreement	Missing	3/31/2020	Missing document
4	Unit	10-135	Lease Break Date	Certificate of Title/Lease Agreement	Missing	—	Missing document
4	Unit	64-666	Lease Break Date	Certificate of Title/Lease Agreement	Missing	—	Missing document
4	Unit	63-626	Lease Break Date	Certificate of Title/Lease Agreement	Missing	3/31/2025	Missing document
4	Unit	78-901	Lease Break Date	Certificate of Title/Lease Agreement	Missing	—	Missing document
4	Unit	94-1033	Lease Break Date	Certificate of Title/Lease Agreement	Missing	—	Missing document
4	Unit	108-1105	Lease Break Date	Certificate of Title/Lease Agreement	Missing	12/11/2023	Missing document
4	Unit	63-647	Lease Break Date	Certificate of Title/Lease Agreement	Missing	—	Missing document
4	Unit	63-648	Lease Break Date	Certificate of Title/Lease Agreement	Missing	—	Missing document
4	Unit	76-869	Lease Break Date	Certificate of Title/Lease Agreement	Missing	—	Missing document
4	Unit	63-589	Lease Break Date	Certificate of Title/Lease Agreement	Missing	—	Missing document
4	Unit	69-779	Lease Break Date	Certificate of Title/Lease Agreement	Missing	—	Missing document
4	Unit	76-851	Lease Break Date	Certificate of Title/Lease Agreement	Missing	4/21/2020	Missing document
4	Unit	76-858	Lease Break Date	Certificate of Title/Lease Agreement	Missing	6/5/2022	Missing document
4	Unit	101-1064	Lease Break Date	Certificate of Title/Lease Agreement	Missing	—	Missing document
4	Unit	76-854	Lease Break Date	Certificate of Title/Lease Agreement	Missing	—	Missing document
4	Unit	76-856	Lease Break Date	Certificate of Title/Lease Agreement	Missing	—	Missing document
4	Unit	84-973	Lease Break Date	Certificate of Title/Lease Agreement	Missing	—	Missing document
4	Unit	80-915	Lease Break Date	Certificate of Title/Lease Agreement	Missing	—	Missing document
4	Unit	69-727	Lease Break Date	Certificate of Title/Lease Agreement	Missing	—	Missing document
4	Unit	69-753	Lease Break Date	Certificate of Title/Lease Agreement	Missing	—	Missing document
5	Unit	110-1113	Lease Expiry Date	Certificate of Title/Lease Agreement	Missing	11/30/2029	Missing document
5	Unit	10-135	Lease Expiry Date	Certificate of Title/Lease Agreement	Missing	9/28/2023	Missing document
5	Unit	64-666	Lease Expiry Date	Certificate of Title/Lease Agreement	Missing	6/24/2023	Missing document
5	Unit	63-626	Lease Expiry Date	Certificate of Title/Lease Agreement	Missing	3/31/2030	Missing document
5	Unit	78-901	Lease Expiry Date	Certificate of Title/Lease Agreement	Missing	8/27/2021	Missing document
5	Unit	94-1033	Lease Expiry Date	Certificate of Title/Lease Agreement	Missing	8/31/2021	Missing document
5	Unit	108-1105	Lease Expiry Date	Certificate of Title/Lease Agreement	Missing	12/11/2028	Missing document
5	Unit	63-647	Lease Expiry Date	Certificate of Title/Lease Agreement	Missing	2/29/2020	Missing document
5	Unit	63-648	Lease Expiry Date	Certificate of Title/Lease Agreement	Missing	2/29/2020	Missing document
5	Unit	76-869	Lease Expiry Date	Certificate of Title/Lease Agreement	Missing	5/24/2019	Missing document
5	Unit	63-589	Lease Expiry Date	Certificate of Title/Lease Agreement	Missing	2/16/2021	Missing document
5	Unit	69-779	Lease Expiry Date	Certificate of Title/Lease Agreement	Missing	2/14/2024	Missing document
5	Unit	76-851	Lease Expiry Date	Certificate of Title/Lease Agreement	Missing	4/20/2022	Missing document
5	Unit	76-858	Lease Expiry Date	Certificate of Title/Lease Agreement	Missing	6/4/2027	Missing document
5	Unit	101-1064	Lease Expiry Date	Certificate of Title/Lease Agreement	Missing	11/30/2019	Missing document
5	Unit	76-854	Lease Expiry Date	Certificate of Title/Lease Agreement	Missing	3/29/2021	Missing document
5	Unit	76-856	Lease Expiry Date	Certificate of Title/Lease Agreement	Missing	10/24/2020	Missing document
5	Unit	84-973	Lease Expiry Date	Certificate of Title/Lease Agreement	Missing	5/8/2019	Missing document
5	Unit	80-915	Lease Expiry Date	Certificate of Title/Lease Agreement	Missing	2/8/2020	Missing document
5	Unit	69-727	Lease Expiry Date	Certificate of Title/Lease Agreement	Missing	11/23/2020	Missing document
5	Unit	69-753	Lease Expiry Date	Certificate of Title/Lease Agreement	Missing	9/3/2022	Missing document
6	Unit	110-1113	Contracted Rent (if different from GRI)	Certificate of Title/Lease Agreement	Missing	240,000.00	Missing document
6	Unit	10-135	Contracted Rent (if different from GRI)	Certificate of Title/Lease Agreement	Missing	195,000.00	Missing document
6	Unit	64-666	Contracted Rent (if different from GRI)	Certificate of Title/Lease Agreement	Missing	184,515.00	Missing document
6	Unit	63-626	Contracted Rent (if different from GRI)	Certificate of Title/Lease Agreement	Missing	72,500.00	Missing document
6	Unit	78-901	Contracted Rent (if different from GRI)	Certificate of Title/Lease Agreement	Missing	72,350.00	Missing document
6	Unit	94-1033	Contracted Rent (if different from GRI)	Certificate of Title/Lease Agreement	Missing	66,000.00	Missing document
6	Unit	108-1105	Contracted Rent (if different from GRI)	Certificate of Title/Lease Agreement	Missing	55,000.00	Missing document
6	Unit	63-647	Contracted Rent (if different from GRI)	Certificate of Title/Lease Agreement	Missing	43,924.00	Missing document
6	Unit	63-648	Contracted Rent (if different from GRI)	Certificate of Title/Lease Agreement	Missing	43,904.00	Missing document
6	Unit	76-869	Contracted Rent (if different from GRI)	Certificate of Title/Lease Agreement	Missing	43,588.00	Missing document
6	Unit	63-589	Contracted Rent (if different from GRI)	Certificate of Title/Lease Agreement	Missing	39,650.00	Missing document
6	Unit	69-779	Contracted Rent (if different from GRI)	Certificate of Title/Lease Agreement	Missing	32,150.00	Missing document
6	Unit	76-851	Contracted Rent (if different from GRI)	Certificate of Title/Lease Agreement	Missing	32,140.00	Missing document
6	Unit	76-858	Contracted Rent (if different from GRI)	Certificate of Title/Lease Agreement	Missing	32,000.00	Missing document
6	Unit	101-1064	Contracted Rent (if different from GRI)	Certificate of Title/Lease Agreement	Missing	30,500.00	Missing document
6	Unit	76-854	Contracted Rent (if different from GRI)	Certificate of Title/Lease Agreement	Missing	29,496.00	Missing document
6	Unit	76-856	Contracted Rent (if different from GRI)	Certificate of Title/Lease Agreement	Missing	29,300.00	Missing document
6	Unit	84-973	Contracted Rent (if different from GRI)	Certificate of Title/Lease Agreement	Missing	27,749.50	Missing document
6	Unit	80-915	Contracted Rent (if different from GRI)	Certificate of Title/Lease Agreement	Missing	27,500.00	Missing document
6	Unit	69-727	Contracted Rent (if different from GRI)	Certificate of Title/Lease Agreement	Missing	26,500.00	Missing document
6	Unit	69-753	Contracted Rent (if different from GRI)	Certificate of Title/Lease Agreement	Missing	26,000.00	Missing document
10	Unit	110-1113	Lease Start Date	Certificate of Title/Lease Agreement	Missing	12/1/2017	Missing document
10	Unit	10-135	Lease Start Date	Certificate of Title/Lease Agreement	Missing	9/29/1988	Missing document
10	Unit	64-666	Lease Start Date	Certificate of Title/Lease Agreement	Missing	12/5/2018	Missing document
10	Unit	63-626	Lease Start Date	Certificate of Title/Lease Agreement	Missing	4/1/2010	Missing document
10	Unit	78-901	Lease Start Date	Certificate of Title/Lease Agreement	Missing	8/28/2016	Missing document
10	Unit	94-1033	Lease Start Date	Certificate of Title/Lease Agreement	Missing	9/1/2011	Missing document
10	Unit	108-1105	Lease Start Date	Certificate of Title/Lease Agreement	Missing	12/12/2018	Missing document
10	Unit	63-647	Lease Start Date	Certificate of Title/Lease Agreement	Missing	10/1/2001	Missing document
10	Unit	63-648	Lease Start Date	Certificate of Title/Lease Agreement	Missing	10/1/2001	Missing document
10	Unit	76-869	Lease Start Date	Certificate of Title/Lease Agreement	Missing	5/25/2012	Missing document
10	Unit	63-589	Lease Start Date	Certificate of Title/Lease Agreement	Missing	2/17/2006	Missing document
10	Unit	69-779	Lease Start Date	Certificate of Title/Lease Agreement	Missing	2/15/2019	Missing document
10	Unit	76-851	Lease Start Date	Certificate of Title/Lease Agreement	Missing	4/21/2017	Missing document
10	Unit	76-858	Lease Start Date	Certificate of Title/Lease Agreement	Missing	6/5/2017	Missing document
10	Unit	101-1064	Lease Start Date	Certificate of Title/Lease Agreement	Missing	12/1/2014	Missing document
10	Unit	76-854	Lease Start Date	Certificate of Title/Lease Agreement	Missing	3/30/2016	Missing document
10	Unit	76-856	Lease Start Date	Certificate of Title/Lease Agreement	Missing	10/25/2004	Missing document
10	Unit	84-973	Lease Start Date	Certificate of Title/Lease Agreement	Missing	5/9/2014	Missing document
10	Unit	80-915	Lease Start Date	Certificate of Title/Lease Agreement	Missing	2/9/2010	Missing document
10	Unit	69-727	Lease Start Date	Certificate of Title/Lease Agreement	Missing	11/24/2000	Missing document
10	Unit	69-753	Lease Start Date	Certificate of Title/Lease Agreement	Missing	9/4/2005	Missing document
11	Unit	110-1113	Rent Free Start Date	Certificate of Title/Lease Agreement	Missing		Missing document
11	Unit	10-135	Rent Free Start Date	Certificate of Title/Lease Agreement	Missing		Missing document
11	Unit	64-666	Rent Free Start Date	Certificate of Title/Lease Agreement	Missing		Missing document
11	Unit	63-626	Rent Free Start Date	Certificate of Title/Lease Agreement	Missing		Missing document
11	Unit	78-901	Rent Free Start Date	Certificate of Title/Lease Agreement	Missing		Missing document
11	Unit	94-1033	Rent Free Start Date	Certificate of Title/Lease Agreement	Missing		Missing document

Test	Level	Property/Unit ID	Data Attribute	Source	Result	As per Extraction File	As per Source
11	Unit	108-1105	Rent Free Start Date	Certificate of Title/Lease Agreement	Missing	2/28/2019	Missing document
11	Unit	63-647	Rent Free Start Date	Certificate of Title/Lease Agreement	Missing		Missing document
11	Unit	63-648	Rent Free Start Date	Certificate of Title/Lease Agreement	Missing		Missing document
11	Unit	76-869	Rent Free Start Date	Certificate of Title/Lease Agreement	Missing		Missing document
11	Unit	63-589	Rent Free Start Date	Certificate of Title/Lease Agreement	Missing		Missing document
11	Unit	69-779	Rent Free Start Date	Certificate of Title/Lease Agreement	Missing	2/28/2019	Missing document
11	Unit	76-851	Rent Free Start Date	Certificate of Title/Lease Agreement	Missing	4/21/2020	Missing document
11	Unit	76-858	Rent Free Start Date	Certificate of Title/Lease Agreement	Missing	2/28/2019	Missing document
11	Unit	101-1064	Rent Free Start Date	Certificate of Title/Lease Agreement	Missing		Missing document
11	Unit	76-854	Rent Free Start Date	Certificate of Title/Lease Agreement	Missing		Missing document
11	Unit	76-856	Rent Free Start Date	Certificate of Title/Lease Agreement	Missing		Missing document
11	Unit	84-973	Rent Free Start Date	Certificate of Title/Lease Agreement	Missing		Missing document
11	Unit	80-915	Rent Free Start Date	Certificate of Title/Lease Agreement	Missing		Missing document
11	Unit	69-727	Rent Free Start Date	Certificate of Title/Lease Agreement	Missing		Missing document
11	Unit	69-753	Rent Free Start Date	Certificate of Title/Lease Agreement	Missing		Missing document
12	Unit	110-1113	Rent Free End Date	Certificate of Title/Lease Agreement	Missing	11/30/2029	Missing document
12	Unit	10-135	Rent Free End Date	Certificate of Title/Lease Agreement	Missing	9/28/2023	Missing document
12	Unit	64-666	Rent Free End Date	Certificate of Title/Lease Agreement	Missing	6/24/2023	Missing document
12	Unit	63-626	Rent Free End Date	Certificate of Title/Lease Agreement	Missing	3/31/2030	Missing document
12	Unit	78-901	Rent Free End Date	Certificate of Title/Lease Agreement	Missing	8/27/2021	Missing document
12	Unit	94-1033	Rent Free End Date	Certificate of Title/Lease Agreement	Missing	8/31/2021	Missing document
12	Unit	108-1105	Rent Free End Date	Certificate of Title/Lease Agreement	Missing	12/11/2028	Missing document
12	Unit	63-647	Rent Free End Date	Certificate of Title/Lease Agreement	Missing	2/29/2020	Missing document
12	Unit	63-648	Rent Free End Date	Certificate of Title/Lease Agreement	Missing	2/29/2020	Missing document
12	Unit	76-869	Rent Free End Date	Certificate of Title/Lease Agreement	Missing	5/24/2019	Missing document
12	Unit	63-589	Rent Free End Date	Certificate of Title/Lease Agreement	Missing	2/16/2021	Missing document
12	Unit	69-779	Rent Free End Date	Certificate of Title/Lease Agreement	Missing	2/14/2024	Missing document
12	Unit	76-851	Rent Free End Date	Certificate of Title/Lease Agreement	Missing	4/20/2022	Missing document
12	Unit	76-858	Rent Free End Date	Certificate of Title/Lease Agreement	Missing	6/4/2027	Missing document
12	Unit	101-1064	Rent Free End Date	Certificate of Title/Lease Agreement	Missing	11/30/2019	Missing document
12	Unit	76-854	Rent Free End Date	Certificate of Title/Lease Agreement	Missing	3/29/2021	Missing document
12	Unit	76-856	Rent Free End Date	Certificate of Title/Lease Agreement	Missing	10/24/2020	Missing document
12	Unit	84-973	Rent Free End Date	Certificate of Title/Lease Agreement	Missing	5/8/2019	Missing document
12	Unit	80-915	Rent Free End Date	Certificate of Title/Lease Agreement	Missing	2/8/2020	Missing document
12	Unit	69-727	Rent Free End Date	Certificate of Title/Lease Agreement	Missing	11/23/2020	Missing document
12	Unit	69-753	Rent Free End Date	Certificate of Title/Lease Agreement	Missing	9/3/2022	Missing document